Income Tax	12 Months Ended
Dec. 31, 2025
Income Tax [Abstract]
INCOME TAX

NOTE 16 – INCOME TAX

A.	Income (loss) before provision for income taxes was as follows:

	Year ended	Three months ended	Year ended
	December 31	December 31	September 30,
	2025	2024	2024

United States – continuing operations	76,610	(160,630)	(7,378)
United States – discontinued operations	-	-	(261)
Foreign – discontinued operations	2,030	(158)	(880)
Income (loss) before income taxes	78,640	(160,788)	(8,519)

B.	The reconciliations of the statutory income tax rate and the Company’s effective income tax rate were as follows:

	Year ended	Three months ended	Year ended
	December 31	December 31	September 30,
	2025	2024	2024

Statutory federal income tax rate	21%	21%	21%
State tax	7.1%	7.1%	6%
Foreign rate different rates	0.0%	0.0%	(0.2)%
Permanent differences	0.0%	0.0%	(0.9)%
Change in valuation allowance	(28.1)%	(28.1)%	(25.9)%
Effective tax rate	0.0%	0.0%	0.0%

C.	A reconciliation of the provision for income taxes to the amount computed by applying the 21% statutory U.S. federal income tax rate to income before income taxes for years prior to the adoption of ASU 2023-09 is as follows:

	Year ended	Three months ended	Year ended
	December 31	December 31	September 30,
	2025	2024	2024

Income (loss) from continuing operation before income taxes	76,610	(160,630)	(7,378)
U.S federal statutory income tax rate	21%	21%	21%
Income tax (benefit) computed at the statutory income tax rate	16,088	(33,734)	(1,429)
State tax, net of federal benefit	5,439	(11,421)	(484)
Discontinued operations	572	-	-
Deferred taxes assets recognition for prior years	(296)	(27)	(163)
Change in valuation allowance	(21,794)	45,182	2,076
	9	-	-
D.	Deferred taxes result primarily from noncapital loss carryforwards. Significant components of the Company’s deferred tax assets are as follows:

	December 31	December 31
Composition of deferred tax assets:	2025	2024

Operating loss carry-forwards	16,582	8,394
Accrued directors’ compensation	-	147
Stock-based compensation	720	720
Income (loss) from change in fair value – derivative liabilities	8,394	39,694
Impairment of digital assets	1,221	-
Allowance for credit losses	12	11
Unrealized foreign currency exchange loss	-	1
Capitalized SPAC acquisition related professional fee	1,262	1,262
Operating lease liabilities	120	-
Other temporary differences	240	-
Total deferred tax assets	28,551	50,229

Composition of deferred tax liabilities:
Right-of-use asset	116	-
Intangible assets	647
Total deferred tax liabilities	763	-

Net deferred tax assets	27,788	50,229
Valuation allowance	(28,435)	(50,229)
	(647)	-

U.S. resident companies are taxed on their worldwide income for corporate income tax purposes at a statutory rate of 21%. If certain conditions are met, income derived from foreign subsidiaries is tax exempt in the US under applicable tax treaties to avoid double taxation. Income of Israeli subsidiaries are taxable from 2018 onwards, at corporate tax rate between 12% - 23%. SC II considered to be an exempted Cayman Islands company with no connection to any other taxable jurisdiction and is presently not subject to income taxes or income tax filing requirements in the Cayman Islands or the United States. As such, the Company’s tax provision was zero for the period presented.

As of December 31, 2025, the Company and subsidiaries have operating loss carry forwards of approximately $56,194, of which $258 can be offset against taxable income generated until 2038, $55,081 can be offset against future taxable income, if any, indefinitely limited to 80% of the annual taxable income and $855 can be offset against future taxable income, if any, indefinitely. However, due to changes in stock ownership, the use of the U.S. federal net operating loss carry-forwards is limited under Section 382 of the Internal Revenue Code. The Company has not performed a study to determine if the loss carryforwards are subject to these Section 382 limitations. $258 of the net operating loss carry-forwards will expire in fiscal years 2033 through 2038. The remaining net operating loss carry-forwards do not expire.

The Company has a December 31 tax year-end. The federal, state and foreign income tax returns of the Company are subject to examination by various tax authorities.